Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
egment Information

The Partnership’s chief operating decision maker is the chief executive officer (“CEO”) of its general partner. The CEO reviews the Partnership’s discrete financial information, makes operating decisions, assesses financial performance and allocates resources on a type of service basis. The Partnership has two reportable segments: L&S and G&P. Each of these segments is organized and managed based upon the nature of the products and services it offers.

•	L&S - transports, stores and distributes crude oil and refined petroleum products. Segment information for prior periods includes HST, WHC and MPLXT as they are entities under common control.

•
G&P - gathers, processes and transports natural gas; gathers, transports, fractionates, stores and markets NGLs. This segment is the result of the MarkWest Merger on December 4, 2015 discussed in more detail in Note 4. Segment information for periods prior to the MarkWest Merger does not include amounts for these operations.

The Partnership has investments in entities that are accounted for using the equity method of accounting (see Note 5). However, the CEO views the Partnership-operated equity method investments’ financial information as if those investments were consolidated.

Segment operating income represents income from operations attributable to the reportable segments. Corporate general and administrative expenses, unrealized derivative (losses) gains, property, plant and equipment, goodwill impairment and depreciation and amortization are not allocated to the reportable segments. Management does not consider these items allocable to or controllable by any individual segment and, therefore, excludes these items when evaluating segment performance. Segment results are also adjusted to exclude the portion of income from operations attributable to the noncontrolling interests related to partially-owned entities that are either consolidated or accounted for as equity method investments. Segment operating income attributable to MPLX LP excludes the operating income related to the Predecessors of the HSM, HST, WHC and MPLXT businesses, prior to the dates they were acquired by MPLX.

The tables below present information about income from operations and capital expenditures for the reported segments:

	2016
(In millions)	L&S	G&P	Total
Revenues and other income:
Segment revenues	$1,241	$2,185	$3,426
Segment other income	53	1	54
Total segment revenues and other income	1,294	2,186	3,480
Costs and expenses:
Segment cost of revenues	552	907	1,459
Segment operating income before portion attributable to noncontrolling interest and Predecessor	742	1,279	2,021
Segment portion attributable to noncontrolling interest and Predecessor	289	147	436
Segment operating income attributable to MPLX LP	$453	$1,132	$1,585

	2015
(In millions)	L&S	G&P	Total
Revenues and other income:
Segment revenues	$913	$150	$1,063
Segment other income	62	—	62
Total segment revenues and other income	975	150	1,125
Costs and expenses:
Segment cost of revenues	416	62	478
Segment operating income before portion attributable to noncontrolling interest and Predecessor	559	88	647
Segment portion attributable to noncontrolling interest and Predecessor	237	12	249
Segment operating income attributable to MPLX LP	$322	$76	$398

2014
(In millions)	L&S
Revenues and other income:
Segment revenues	$747
Segment other income	46
Total segment revenues and other income	793
Costs and expenses:
Segment cost of revenues	392
Segment operating income before portion attributable to noncontrolling interest and Predecessor	401
Segment portion attributable to noncontrolling interest and Predecessor	188
Segment operating income attributable to MPLX LP	$213

(in millions)	2016	2015	2014
Reconciliation to Income from operations:
L&S segment operating income attributable to MPLX LP	$453	$322	$213
G&P segment operating income attributable to MPLX LP	1,132	76	—
Segment operating income attributable to MPLX LP	1,585	398	213
Segment portion attributable to unconsolidated affiliates	(173)	(8)	85
Segment portion attributable to Predecessor	289	236	103
(Loss) income from equity method investments	(74)	3	—
Other income - related parties	40	2	—
Unrealized derivative (losses) gains(1)	(36)	4	—
Depreciation and amortization	(591)	(129)	(75)
Impairment expense	(130)	—	—
General and administrative expenses	(227)	(125)	(81)
Income from operations	$683	$381	$245

(in millions)	2016	2015	2014
Reconciliation to Total revenues and other income:
Total segment revenues and other income	$3,480	$1,125	$793
Revenue adjustment from unconsolidated affiliates	(402)	(28)	—
(Loss) income from equity method investments	(74)	3	—
Other income - related parties	40	2	—
Unrealized derivative losses(1)	(15)	(1)	—
Total revenues and other income	$3,029	$1,101	$793

(in millions)	2016	2015	2014
Reconciliation to Net income attributable to noncontrolling interests and Predecessor:
Segment portion attributable to noncontrolling interest and Predecessor	$436	$249	$188
Portion of noncontrolling interests and Predecessor related to items below segment income from operations	(203)	(67)	(70)
Portion of operating income attributable to noncontrolling interests of unconsolidated affiliates	(32)	(5)	—
Net income attributable to noncontrolling interests and Predecessor	$201	$177	$118

(1) The Partnership makes a distinction between realized or unrealized gains and losses on derivatives. During the period when a derivative contract is outstanding, we record changes in the fair value of the derivative as an unrealized gain or loss. When a derivative contract matures or is settled, we reverse the previously recorded unrealized gain or loss and record the realized gain or loss of the contract.

The following reconciles segment capital expenditures to total capital expenditures:

(In millions)	2016	2015	2014
L&S segment capital expenditures	$550	$258	$141
G&P segment capital expenditures	894	100	—
Total segment capital expenditures	1,444	358	141
Less: Capital expenditures for Partnership-operated, non-wholly-owned subsidiaries in G&P segment	131	24	—
Total capital expenditures	$1,313	$334	$141

Total assets by reportable segment were:

	December 31,
(In millions)	2016	2015
Cash and cash equivalents	$234	$43
L&S	2,978	2,142
G&P	14,297	14,219
Total assets	$17,509	$16,404